STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Investment income
Interest income	$ 11,276		$ 44,362
Other income	1,874
Total income	13,150		44,362
Expenses
Selling commission	2,036,676		3,456,091
Brokerage commissions	1,280,510		1,604,501
Management fee	941,964		1,598,542
Ongoing offering expenses	509,169		864,072
Operating expenses	76,376		129,613
(Gain) loss on MF Global	(8,417)		866,676
Other	24,801		51,129
Total expenses	4,861,079		8,570,624
Net investment loss	(4,847,929)		(8,526,262)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(3,281,521)		(78,663)
Net change in unrealized appreciation (depreciation) on futures and forward contracts	176,399		(6,827,449)
Net loss on investments	(3,105,122)		(6,906,112)
Net decrease in net assets from operations	(7,953,051)		(15,432,374)
SERIES A
Investment income
Interest income	5,629		20,663
Other income	675
Total income	6,304		20,663
Expenses
Selling commission	984,302		1,499,588
Brokerage commissions	501,855		544,421
Management fee	455,240		693,659
Ongoing offering expenses	246,076		374,951
Operating expenses	36,912		56,243
(Gain) loss on MF Global	(41,517)		337,063
Other	12,253		19,866
Total expenses	2,195,121		3,525,791
Net investment loss	(2,188,817)		(3,505,128)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(976,514)		(334,077)
Net change in unrealized appreciation (depreciation) on futures and forward contracts	26,358		(2,183,020)
Net loss on investments	(950,156)		(2,517,097)
Net decrease in net assets from operations	(3,138,973)		(6,022,225)
Net decrease in net assets from operations per unit (based upon weighted average number of units outstanding during year)	$ (161.72)	[1]	$ (246.81)	[1]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (175.99)		$ (244.24)
SERIES B
Investment income
Interest income	5,647		23,699
Other income	1,199
Total income	6,846		23,699
Expenses
Selling commission	1,052,374		1,956,503
Brokerage commissions	778,655		1,060,080
Management fee	486,724		904,883
Ongoing offering expenses	263,093		489,121
Operating expenses	39,464		73,370
(Gain) loss on MF Global	33,100		529,613
Other	12,548		31,263
Total expenses	2,665,958		5,044,833
Net investment loss	(2,659,112)		(5,021,134)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(2,305,007)		255,414
Net change in unrealized appreciation (depreciation) on futures and forward contracts	150,041		(4,644,429)
Net loss on investments	(2,154,966)		(4,389,015)
Net decrease in net assets from operations	$ (4,814,078)		$ (9,410,149)
Net decrease in net assets from operations per unit (based upon weighted average number of units outstanding during year)	$ (243.71)	[2]	$ (337.97)	[2]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (252.79)		$ (382.08)

[1]	Weighted average number of Units outstanding for Series A for the Years Ended December 31, 2012 and December 31, 2011: 19,410.14 and 24,400.48, respectively.
[2]	Weighted average number of Units outstanding for Series B for the Years Ended December 31, 2012 and December 31, 2011: 19,753.02 and 27,843.37, respectively.